Rights of Use - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations	€ 111	€ 8
Rights of use	8,279	7,579	€ 4,982
Right-of-use assets, sale of disposal group		2,500
Transfers and others	20	48
Oi Group
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations	105
Incremental Group Limited
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations	1
BE-terna
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations	5
Cancom Ltd.
Disclosure of quantitative information about right-of-use assets [line items]
Business combinations		8
Telefónica El Salvador
Disclosure of quantitative information about right-of-use assets [line items]
Transfers and others		36
Telefónica México
Disclosure of quantitative information about right-of-use assets [line items]
Increase in amortization, right-of-use assets	€ 17	40
Telxius Group
Disclosure of quantitative information about right-of-use assets [line items]
Rights of use		2,633
Right-of-use assets, sale of disposal group		€ 133